Prospectus Supplement February 26, 1999*

IDS Global Balanced Fund
(Dec. 30, 1998) S-6352-99C(12/98)

The following information will be added to the prospectus under the section titled "Business Structure":

Subadviser: American Express Asset Management International Inc. subadvises the Fund's assets**

**AEFC pays the Subadviser for managing the Fund's assets.

S-6352
*Valid until next prospectus update
Destroy - Dec. 30, 1999